UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2009

Item 1:                                       Report to Shareholders.

2009

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Bond Debenture Fund

For the six-month period ended June 30, 2009

Lord Abbett Bond Debenture Fund
Semiannual Report

For the six-month period ended June 30, 2009

Dear Shareholder: We are pleased to provide you with this semiannual report of the Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2009. For detailed and more timely information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 through June 30, 2009).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses Paid During the Period 1/1/09 – 6/30/09" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/09	6/30/09	1/1/09 – 6/30/09
Class A
Actual	$1,000.00	$1,154.60	$5.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.82	$5.01
Class B
Actual	$1,000.00	$1,151.40	$8.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.61	$8.25
Class C
Actual	$1,000.00	$1,151.80	$8.80
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.61	$8.25
Class F
Actual	$1,000.00	$1,158.50	$4.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.08	$3.76
Class I
Actual	$1,000.00	$1,157.70	$3.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.54	$3.26
Class P
Actual	$1,000.00	$1,156.30	$5.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.32	$5.51
Class R2
Actual	$1,000.00	$1,154.80	$6.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.58	$6.26
Class R3
Actual	$1,000.00	$1,156.00	$6.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.08	$5.76

†  For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.00% for Class A, 1.65% for Classes B and C, 0.75% for Class F, 0.65% for Class I, 1.10% for Class P, 1.25% for Class R2 and 1.15% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2009

Sector*	%**
Agency	0.75%
Asset-Backed	0.13%
Banking	4.04%
Basic Industry	8.35%
Brokerage	0.38%
Capital Goods	8.02%
Consumer Cyclical	5.96%
Consumer Non-Cyclical	7.77%
Energy	11.78%
Finance & Investment	1.98%
Foreign Government	0.45%
Sector*	%**
Insurance	1.36%
Media	6.58%
Mortgage-Backed	2.02%
Real Estate	0.36%
Services Cyclical	8.97%
Services Non-Cyclical	7.25%
Technology & Electronics	6.37%
Telecommunications	8.67%
Utility	8.21%
Short-Term Investment	0.60%
Total	100.00%

  *  A sector may comprise several industries.

**  Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2009

Investments	Shares (000)	Value
LONG-TERM INVESTMENTS 98.02%
COMMON STOCKS 3.90%
Aerospace & Defense 0.16%
Hexcel Corp.*	350	$3,335,500
Lockheed Martin Corp.	100	8,065,000
Total		11,400,500
Automotive 0.19%
Honda Motor Co., Ltd. ADR	325	8,895,250
Oshkosh Corp.	300	4,362,000
Total		13,257,250
Banking 0.10%
JPMorgan Chase & Co.	200	6,822,000
Building & Construction 0.01%
Fluor Corp.	18	928,349
Chemicals 0.00%
Texas Petrochemicals, Inc.*	35	123,242
Computer Hardware 0.11%
Hewlett-Packard Co.	200	7,730,000
Electric: Generation 0.20%
NRG Energy, Inc.*	500	12,980,000
RRI Energy, Inc.*	300	1,503,000
Total		14,483,000
Electric: Integrated 0.13%
NiSource, Inc.	500	5,830,000
TECO Energy, Inc.	300	3,579,000
Total		9,409,000
Electronics 0.26%
Broadcom Corp. Class A*	220	5,453,800
Emerson Electric Co.	400	12,960,000
Total		18,413,800

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Shares (000)	Value
Energy: Exploration & Production 0.18%
ConocoPhillips	300	$12,618,000
Food & Drug Retailers 0.10%
Ingles Markets, Inc. Class A	185	2,819,400
SUPERVALU, INC.	350	4,532,500
Total		7,351,900
Investments & Miscellaneous Financial Services 0.61%
SPDR Trust Series 1 ETF	375	34,470,000
T. Rowe Price Group, Inc.	220	9,167,400
Total		43,637,400
Machinery 0.19%
Baldor Electric Co.	215	5,114,850
Roper Industries, Inc.	180	8,155,800
Total		13,270,650
Media: Cable 0.48%
CCH I LLC Class A**~	1,597	29,948,438
Time Warner Cable, Inc.	133	4,222,656
Total		34,171,094
Media: Services 0.11%
Omnicom Group, Inc.	250	7,895,000
Multi-Line Insurance 0.22%
MetLife, Inc.	517	15,513,970
Pharmaceuticals 0.17%
Celgene Corp.*	150	7,176,000
Pfizer, Inc.	300	4,500,000
Total		11,676,000
Railroads 0.16%
Union Pacific Corp.	220	11,453,200
Software/Services 0.26%
Adobe Systems, Inc.*	220	6,226,000
Microsoft Corp.	250	5,942,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments			Shares (000)	Value
Software/Services (continued)
SAIC, Inc.*			350	$6,492,500
Total				18,661,000
Support: Services 0.13%
CRA International, Inc.*			150	4,164,000
FTI Consulting, Inc.*			100	5,072,000
Total				9,236,000
Telecommunications: Integrated/Services 0.13%
QUALCOMM, Inc.			200	9,040,000
Total Common Stocks (cost $332,047,865)				277,091,355
	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 8.11%
Aerospace/Defense 0.57%
Alliant Techsystems, Inc.	2.75%	2/15/2024	$15,000	16,143,750
L-3 Communications Holdings, Inc.	3.00%	8/1/2035	25,000	24,156,250
Total				40,300,000
Banking 0.26%
National City Corp.	4.00%	2/1/2011	19,000	18,762,500
Building Materials 0.43%
General Cable Corp.	1.00%	10/15/2012	39,000	30,810,000
Computer Hardware 0.24%
Intel Corp.	2.95%	12/15/2035	20,000	16,900,000
Diversified Capital Goods 0.09%
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	5,000	6,718,750
Electronics 0.59%
FLIR Systems, Inc.	3.00%	6/1/2023	1,365	2,803,369
Itron, Inc.	2.50%	8/1/2026	17,500	19,206,250
Millipore Corp.	3.75%	6/1/2026	20,000	19,850,000
Total				41,859,619

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services 0.45%
Fisher Scientific International, Inc.	3.25%	3/1/2024	$10,000	$12,212,500
Life Technologies Corp.	1.50%	2/15/2024	20,000	19,925,000
Total				32,137,500
Hotels 0.12%
Host Hotels & Resorts LP†	2.625%	4/15/2027	10,000	8,537,500
Integrated Energy 0.16%
SunPower Corp.	4.75%	4/15/2014	10,000	11,462,500
Media: Broadcast 0.23%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	22,545	9,468,900
Sinclair Broadcast Group, Inc. (2.00% after 1/15/2011)(a)	4.875%	7/15/2018	10,000	7,100,000
Total				16,568,900
Media: Cable 0.26%
Virgin Media, Inc.†	6.50%	11/15/2016	24,000	18,720,000
Media: Diversified 0.25%
Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	45,000	17,775,000
Metals/Mining (Excluding Steel) 0.39%
Newmont Mining Corp.	1.25%	7/15/2014	20,000	21,775,000
Newmont Mining Corp.	3.00%	2/15/2012	5,000	5,662,500
Total				27,437,500
Oil Field Equipment & Services 0.11%
Hanover Compressor Co.	4.75%	1/15/2014	10,000	7,700,000
Pharmaceuticals 0.89%
Gilead Sciences, Inc.	0.625%	5/1/2013	12,000	15,555,000
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.75%	2/1/2026	33,100	37,361,625
Wyeth	0.965%#	1/15/2024	10,000	10,031,000
Total				62,947,625
Printing & Publishing 0.10%
Omnicom Group, Inc.	Zero Coupon	7/1/2038	7,000	6,772,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Real Estate Development & Management 0.23%
ProLogis	2.25%	4/1/2037	$20,000	$16,100,000
Software/Services 1.36%
Blackboard, Inc.	3.25%	7/1/2027	15,000	13,725,000
Cadence Design Systems, Inc.	1.375%	12/15/2011	14,000	11,567,500
EMC Corp.	1.75%	12/1/2011	22,000	22,880,000
Equinix, Inc.	2.50%	4/15/2012	25,000	22,500,000
Symantec Corp.	0.75%	6/15/2011	26,000	26,325,000
Total				96,997,500
Support: Services 0.21%
CRA International, Inc.	2.875%	6/15/2034	15,000	15,018,750
Telecommunications Equipment 0.47%
Ciena Corp.	0.25%	5/1/2013	25,000	16,562,500
JDS Uniphase Corp.	1.00%	5/15/2026	22,500	16,762,500
Total				33,325,000
Telecommunications: Wireless 0.70%
Nextel Communications, Inc.	5.25%	1/15/2010	8,000	7,960,000
NII Holdings, Inc.	2.75%	8/15/2025	12,000	11,280,000
SBA Communications Corp.†	4.00%	10/1/2014	30,000	30,300,000
Total				49,540,000
Total Convertible Bonds (cost $620,806,001)				576,391,144
			Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.95%
Agency 0.01%
Fannie Mae	8.75%		450	400,500
Banking 0.94%
Bank of America Corp.	7.25%		43	35,531,275
Wells Fargo & Co.	7.50%		40	31,398,800
Total				66,930,075
Food: Wholesale 0.46%
Archer Daniels Midland Co.	6.25%		500	18,245,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate		Shares (000)	Value
Food: Wholesale (continued)
Bunge Ltd.	4.875%		180	$14,625,000
Total				32,870,000
Gas Distribution 0.55%
El Paso Corp.	4.99%		22	17,055,500
Williams Cos., Inc. (The)	5.50%		300	21,956,250
Total				39,011,750
Investments & Miscellaneous Financial Services 0.13%
AMG Capital Trust I	5.10%		350	9,187,500
Metals/Mining (Excluding Steel) 0.28%
Freeport-McMoRan Copper & Gold, Inc.	6.75%		120	9,531,600
Vale Capital Ltd. (Brazil)(b)	5.50%		283	10,364,925
Total				19,896,525
Pharmaceuticals 0.58%
Mylan, Inc.	6.50%		35	30,065,000
Schering-Plough Corp.	6.00%		50	11,335,000
Total				41,400,000
Total Convertible Preferred Stocks (cost $253,803,378)				209,696,350
		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS^ 2.18%
Aerospace/Defense 0.11%
Hawker Beechcraft Acquistion Co. LLC Letter of Credit	2.598%	3/31/2014	$646	443,550
Hawker Beechcraft Corp. Term Loan	2.31% - 2.598%	3/31/2014	10,941	7,515,217
Total				7,958,767
Auto Parts & Equipment 0.06%
TRW Automotive, Inc. Term Loan B1	6.375%	2/9/2014	5,000	4,431,250
Automotive 0.22%
Oshkosh Corp. Term Loan B	6.61% - 8.25%	12/6/2013	17,161	15,798,535

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments		Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services 0.38%
HCA, Inc. Term Loan B		2.848%	11/18/2013	$29,618	$26,804,724
Healthcare 0.20%
Biomet, Inc. Term Loan B		3.308% - 3.608%	3/25/2015	5,651	5,295,751
Community Health Systems, Inc. Delayed Draw Term Loan		2.56%	7/25/2014	477	430,212
Community Health Systems, Inc. Term Loan		2.56% - 2.924%	7/25/2014	9,343	8,432,959
Total					14,158,922
Investments & Miscellaneous Financial Services 0.25%
Nuveen Investments, Inc. Term Loan B		3.308% - 3.31%	11/13/2014	22,199	17,324,603
Machinery 0.14%
Baldor Electric Co. Term Loan B		5.25%	1/31/2014	10,445	10,122,206
Non-Food & Drug Retailers 0.11%
Neiman-Marcus Group, Inc. (The) Term Loan B		2.318% - 2.629%	4/6/2013	10,309	7,810,353
Pharmaceuticals 0.45%
Mylan, Inc. Term Loan B		3.563% - 3.875%	12/1/2014	33,209	32,136,793
Printing & Publishing 0.06%
Idearc, Inc. Term Loan B		6.25%	11/17/2014	9,634	4,159,835
Utility 0.20%
Texas Competitive Electric Holdings Co. LLC Term Loan B2		3.81% - 3.821%	10/10/2014	19,749	14,161,093
Total Floating Rate Loans (cost $164,729,235)					154,867,081
	Currency
FOREIGN BONDS 0.52%
Canada 0.44%
Government of Canada(c)	CAD	4.00%	9/1/2010	20,000	17,877,659
Government of Canada(c)	CAD	5.50%	6/1/2010	15,000	13,482,655
Total					31,360,314

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Currency	Interest Rate	Maturity Date	Principal Amount (000)	Value
Luxembourg 0.08%
Hellas III†	EUR	8.50%	10/15/2013	$7,500	$5,681,539
Total Foreign Bonds (cost $39,156,629)					37,041,853
GOVERNMENT SPONSORED ENTERPRISES BONDS 0.72%
Federal National Mortgage Assoc.		3.25%	4/9/2013	25,000	25,980,325
Federal National Mortgage Assoc.		6.625%	9/15/2009	25,000	25,320,550
Total Government Sponsored Enterprises Bonds (cost $50,808,638)					51,300,875
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 1.99%
Federal National Mortgage Assoc.		4.50%	2/1/2039	23,975	23,966,054
Federal National Mortgage Assoc.		5.50%	7/1/2033 - 1/1/2037	48,407	50,174,074
Federal National Mortgage Assoc.		6.00%	4/1/2036	44,266	46,375,897
Federal National Mortgage Assoc.		6.50%	9/1/2035	19,453	20,835,908
Total Government Sponsored Enterprises Pass-Throughs (cost $137,436,362)					141,351,933
HIGH YIELD CORPORATE BONDS 77.38%
Aerospace/Defense 0.88%
Esterline Technologies Corp.		6.625%	3/1/2017	4,625	4,249,219
Esterline Technologies Corp.		7.75%	6/15/2013	16,000	15,600,000
L-3 Communications Corp.		6.125%	1/15/2014	19,925	18,629,875
L-3 Communications Corp.		6.375%	10/15/2015	18,000	16,425,000
Moog, Inc.		6.25%	1/15/2015	8,500	7,883,750
Total					62,787,844
Agriculture 0.12%
Bunge NA Finance LP		5.90%	4/1/2017	9,050	8,295,492
Apparel/Textiles 0.42%
Levi Strauss & Co.		8.875%	4/1/2016	21,579	20,985,578
Quiksilver, Inc.		6.875%	4/15/2015	17,000	9,095,000
Total					30,080,578
Auto Loans 1.21%
Ford Motor Credit Co. LLC		7.25%	10/25/2011	55,000	47,595,460
Ford Motor Credit Co. LLC		7.375%	10/28/2009	10,000	9,915,040
Ford Motor Credit Co. LLC		8.00%	6/1/2014	25,000	20,247,175

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Auto Loans (continued)
Ford Motor Credit Co. LLC	9.75%	9/15/2010	$8,500	$8,144,317
Total				85,901,992
Auto Parts & Equipment 0.89%
Cooper-Standard Automotive, Inc.	8.375%	12/15/2014	20,000	1,300,000
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	15,000	15,225,000
Stanadyne Corp.	10.00%	8/15/2014	10,000	7,850,000
Stanadyne Corp. (12.00% after 8/15/2009)**	Zero Coupon	2/15/2015	15,000	6,825,000
Tenneco, Inc.	8.625%	11/15/2014	20,000	14,500,000
TRW Automotive, Inc.†	7.25%	3/15/2017	25,000	17,375,000
Total				63,075,000
Automotive 0.24%
Ford Motor Co.	7.45%	7/16/2031	18,375	10,933,125
Ford Motor Co.	9.50%	9/15/2011	7,000	5,845,000
Total				16,778,125
Banking 2.68%
Bank of America Corp.	5.75%	12/1/2017	16,500	14,715,690
Bank of America Corp.	8.00%#	12/29/2049	15,000	12,545,595
CIT Group, Inc.	5.20%	11/3/2010	32,750	25,878,428
GMAC LLC†	7.25%	3/2/2011	50,973	47,150,025
JPMorgan Chase & Co.	6.00%	1/15/2018	15,000	14,925,675
JPMorgan Chase & Co.	7.90%#	4/29/2049	15,925	13,974,665
Regions Financing Trust II	6.625%	5/15/2047	10,000	6,413,490
Royal Bank of Scotland Group plc (The) (United Kingdom)(b)	5.00%	11/12/2013	14,650	12,077,826
USB Capital IX	6.189%#	4/15/2049	6,505	4,392,508
Wachovia Corp.	5.50%	5/1/2013	12,500	12,923,612
Wells Fargo & Co.	5.35%	5/6/2018	20,000	18,881,040
Wells Fargo & Co.	5.625%	12/11/2017	6,500	6,408,760
Total				190,287,314
Beverage 1.10%
Anheuser-Busch InBev Worldwide, Inc.†	7.75%	1/15/2019	40,000	43,820,880
Constellation Brands, Inc.	7.25%	5/15/2017	22,000	20,460,000
Diageo Capital plc (United Kingdom)(b)	7.375%	1/15/2014	8,400	9,513,470

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Beverage (continued)
PepsiCo, Inc.	7.90%	11/1/2018	$3,500	$4,265,429
Total				78,059,779
Brokerage 0.37%
Lazard Group LLC	7.125%	5/15/2015	12,500	11,497,588
Morgan Stanley	6.00%	4/28/2015	12,000	11,983,176
Morgan Stanley	6.625%	4/1/2018	2,850	2,845,839
Total				26,326,603
Building & Construction 0.59%
Lennar Corp.†	12.25%	6/1/2017	20,000	21,100,000
Ryland Group, Inc.	8.40%	5/15/2017	7,500	7,237,500
Toll Brothers Finance Corp.	8.91%	10/15/2017	10,000	10,241,100
William Lyon Homes, Inc.	10.75%	4/1/2013	8,375	3,015,000
Total				41,593,600
Building Materials 0.22%
NTK Holdings, Inc. (10.75% after 9/1/2009)**	Zero Coupon	3/1/2014	15,000	1,275,000
Owens Corning, Inc.	9.00%	6/15/2019	15,000	14,572,980
Total				15,847,980
Chemicals 2.49%
Airgas, Inc.	6.25%	7/15/2014	10,000	9,475,000
Airgas, Inc.†	7.125%	10/1/2018	5,275	4,958,500
Ashland, Inc.†	9.125%	6/1/2017	13,925	14,516,812
Dow Chemical Co. (The)	8.55%	5/15/2019	40,000	40,137,160
Equistar Chemicals LP(d)	7.55%	2/15/2026	26,000	8,320,000
Huntsman LLC	11.50%	7/15/2012	5,181	5,271,668
Ineos Group Holdings plc (United Kingdom)†(b)	8.50%	2/15/2016	30,000	9,450,000
INVISTA†	9.25%	5/1/2012	25,000	23,687,500
Nalco Co.†	8.25%	5/15/2017	15,000	15,150,000
Nalco Co.	8.875%	11/15/2013	10,425	10,685,625
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	18,250	17,246,250
Terra Capital, Inc.	7.00%	2/1/2017	20,000	18,375,000
Total				177,273,515

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Consumer/Commercial/Lease Financing 0.43%
American Express Bank FSB	5.50%	4/16/2013	$18,375	$18,047,815
American Express Credit Corp.	7.30%	8/20/2013	12,000	12,487,548
Total				30,535,363
Consumer Products 0.45%
Elizabeth Arden, Inc.	7.75%	1/15/2014	25,000	21,750,000
H.J. Heinz Co.	5.35%	7/15/2013	10,000	10,465,020
Total				32,215,020
Diversified Capital Goods 2.44%
Actuant Corp.	6.875%	6/15/2017	19,905	18,213,075
Belden, Inc.	7.00%	3/15/2017	12,500	11,125,000
Belden, Inc.†	9.25%	6/15/2019	5,400	5,258,250
Eaton Corp.	6.95%	3/20/2019	15,000	15,983,790
Honeywell International, Inc.	5.30%	3/1/2018	15,175	15,875,645
Ingersoll-Rand Global Holding Co., Ltd.	9.50%	4/15/2014	25,800	28,280,515
Mueller Water Products, Inc.	7.375%	6/1/2017	22,075	16,390,688
Park-Ohio Industries, Inc.	8.375%	11/15/2014	13,900	6,880,500
RBS Global & Rexnord Corp.	8.875%	9/1/2016	15,000	10,725,000
RBS Global & Rexnord Corp.	9.50%	8/1/2014	29,500	25,370,000
Sensus Metering Systems, Inc.	8.625%	12/15/2013	21,000	19,845,000
Total				173,947,463
Electric: Generation 4.54%
AES Corp. (The)	8.00%	10/15/2017	33,950	31,743,250
Dynegy Holdings, Inc.	7.75%	6/1/2019	22,500	17,634,375
Dynegy Holdings, Inc.	8.375%	5/1/2016	40,000	34,100,000
Edison Mission Energy	7.00%	5/15/2017	65,000	50,212,500
Edison Mission Energy	7.75%	6/15/2016	51,000	41,820,000
Mirant Americas Generation LLC	9.125%	5/1/2031	34,250	24,831,250
Mirant North America LLC	7.375%	12/31/2013	15,225	14,692,125
NRG Energy, Inc.	7.25%	2/1/2014	21,500	20,908,750
NRG Energy, Inc.	7.375%	2/1/2016	12,300	11,669,625
NRG Energy, Inc.	7.375%	1/15/2017	15,000	14,175,000
RRI Energy, Inc.	6.75%	12/15/2014	7,648	7,409,000
RRI Energy, Inc.	7.875%	6/15/2017	12,500	11,250,000
Texas Competitive Electric Holdings Co. LLC	10.25%	11/1/2015	67,500	42,356,250
Total				322,802,125

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Electric: Integrated 3.02%
Brown-Forman Corp.	5.00%	2/1/2014	$8,800	$9,076,681
Commonwealth Edison Co.	5.80%	3/15/2018	18,000	18,310,266
Duke Energy Corp.	6.30%	2/1/2014	15,000	16,210,710
E. ON International Finance BV (Netherlands)†(b)	5.80%	4/30/2018	17,000	17,717,485
EDF SA (France)†(b)	6.50%	1/26/2019	12,000	13,166,400
Nevada Power Co.	5.875%	1/15/2015	15,000	15,384,390
NiSource Finance Corp.	6.15%	3/1/2013	7,000	6,963,817
NiSource Finance Corp.	10.75%	3/15/2016	2,200	2,443,186
Northeast Utilities	5.65%	6/1/2013	7,750	7,794,462
Northern States Power Co. Minnesota	5.25%	3/1/2018	15,000	15,638,550
Pacific Gas & Electric Co.	4.80%	3/1/2014	12,000	12,646,548
Pacific Gas & Electric Co.	8.25%	10/15/2018	7,500	9,167,948
PECO Energy Co.	5.35%	3/1/2018	11,002	11,272,143
PPL Energy Supply LLC	6.40%	11/1/2011	12,000	12,645,768
PSEG Energy Holdings, Inc.	8.50%	6/15/2011	28,425	28,840,460
Rochester Gas & Electric Corp.†	5.90%	7/15/2019	2,000	2,023,186
Toledo Edison Co. (The)	7.25%	5/1/2020	14,000	15,617,658
Total				214,919,658
Electronics 1.25%
Advanced Micro Devices, Inc.	7.75%	11/1/2012	32,500	21,693,750
Analog Devices, Inc.	5.00%	7/1/2014	7,400	7,420,735
Avago Technologies Ltd. (Singapore)(b)	10.125%	12/1/2013	10,000	10,250,000
Emerson Electric Co.	4.875%	10/15/2019	4,350	4,360,153
Emerson Electric Co.	5.25%	10/15/2018	15,600	16,007,690
Freescale Semiconductor, Inc.	8.875%	12/15/2014	37,900	19,329,000
NXP BV (Netherlands)(b)	9.50%	10/15/2015	13,000	4,647,500
NXP BV LLC (Netherlands)(b)	3.881%#	10/15/2013	12,500	5,046,875
Total				88,755,703
Energy: Exploration & Production 3.83%
Anadarko Petroleum Corp.	7.625%	3/15/2014	10,000	10,851,840
Chesapeake Energy Corp.	6.25%	1/15/2018	40,000	33,400,000
Chesapeake Energy Corp.	7.00%	8/15/2014	40,000	37,200,000
Cimarex Energy Co.	7.125%	5/1/2017	25,000	22,125,000
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	8,477,669
Forest Oil Corp.	7.25%	6/15/2019	30,700	27,630,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Energy: Exploration & Production (continued)
Forest Oil Corp.†	8.50%	2/15/2014	$9,825	$9,702,187
KCS Energy Services, Inc.	7.125%	4/1/2012	25,000	23,687,500
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	11,996,471
Newfield Exploration Co.	7.125%	5/15/2018	16,500	15,076,875
Quicksilver Resources, Inc.	7.125%	4/1/2016	12,325	9,675,125
Quicksilver Resources, Inc.	8.25%	8/1/2015	22,950	20,540,250
Range Resources Corp.	7.25%	5/1/2018	2,600	2,444,000
Range Resources Corp.	7.375%	7/15/2013	20,000	19,725,000
Range Resources Corp.	8.00%	5/15/2019	9,750	9,640,313
XTO Energy, Inc.	5.50%	6/15/2018	10,000	10,038,150
Total				272,210,380
Environmental 1.14%
Allied Waste North America, Inc.	7.125%	5/15/2016	25,000	25,158,825
Allied Waste North America, Inc.	7.25%	3/15/2015	55,000	55,889,625
Total				81,048,450
Food & Drug Retailers 1.04%
Ingles Markets, Inc.†	8.875%	5/15/2017	25,850	25,526,875
New Albertson's, Inc.	7.25%	5/1/2013	2,250	2,171,250
Stater Brothers Holdings, Inc.	8.125%	6/15/2012	27,000	26,730,000
SUPERVALU, INC.	7.50%	11/15/2014	20,000	19,300,000
Total				73,728,125
Food: Wholesale 1.25%
Dole Food Co., Inc.	8.75%	7/15/2013	35,000	32,375,000
Dole Food Co., Inc.†	13.875%	3/15/2014	8,300	9,171,500
General Mills, Inc.	5.20%	3/17/2015	11,000	11,612,799
Kellogg Co.	4.25%	3/6/2013	10,000	10,303,120
Kraft Foods, Inc.	6.50%	8/11/2017	5,000	5,274,435
Land O' Lakes, Inc.	9.00%	12/15/2010	13,750	13,956,250
M-Foods Holdings, Inc.†	9.75%	10/1/2013	6,000	5,805,000
Total				88,498,104
Forestry/Paper 2.09%
Buckeye Technologies, Inc.	8.00%	10/15/2010	16,662	16,412,070
Catalyst Paper Corp. (Canada)(b)	7.375%	3/1/2014	13,750	5,912,500
Cellu Tissue Holdings, Inc.†	11.50%	6/1/2014	10,000	9,875,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Forestry/Paper (continued)
Georgia-Pacific LLC†	8.25%	5/1/2016	$35,000	$34,125,000
Graphic Packaging International Corp.	9.50%	8/15/2013	22,975	22,056,000
Graphic Packaging International Corp.†	9.50%	6/15/2017	5,000	4,950,000
International Paper Co.	7.95%	6/15/2018	5,675	5,483,469
Jefferson Smurfit Corp.(d)	7.50%	6/1/2013	20,000	7,550,000
Jefferson Smurfit Corp.(d)	8.25%	10/1/2012	17,000	6,460,000
Rock-Tenn Co.†	9.25%	3/15/2016	10,000	10,225,000
Smurfit Kappa Funding plc (Ireland)(b)	7.75%	4/1/2015	18,000	13,995,000
Stone Container Corp.(d)	8.00%	3/15/2017	20,000	7,500,000
Stone Container Corp.(d)	8.375%	7/1/2012	10,000	3,875,000
Total				148,419,039
Gaming 2.99%
Ameristar Casinos, Inc.†	9.25%	6/1/2014	14,000	14,350,000
Boyd Gaming Corp.	7.125%	2/1/2016	10,000	7,462,500
Downstream Development Quapaw†	12.00%	10/15/2015	12,500	6,812,500
Harrah's Operating Escrow LLC/Harrah's Escrow Corp.†	11.25%	6/1/2017	4,500	4,275,000
International Game Technology	7.50%	6/15/2019	15,000	15,160,980
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	32,925	26,669,250
Las Vegas Sands Corp.	6.375%	2/15/2015	35,000	26,075,000
Mandalay Resort Group	9.375%	2/15/2010	17,500	16,712,500
MGM Mirage	6.75%	9/1/2012	7,000	5,005,000
MGM Mirage†	10.375%	5/15/2014	2,500	2,606,250
Mohegan Tribal Gaming Authority	6.125%	2/15/2013	15,382	11,690,320
River Rock Entertainment Authority	9.75%	11/1/2011	17,000	12,835,000
Scientific Games Corp.	6.25%	12/15/2012	10,000	9,587,500
Scientific Games International, Inc.†	9.25%	6/15/2019	7,500	7,537,500
Seneca Gaming Corp.	7.25%	5/1/2012	10,000	8,700,000
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	19,500	10,237,500
Station Casinos, Inc.	6.50%	2/1/2014	27,000	675,000
Turning Stone Casino Resort†	9.125%	12/15/2010	15,000	14,062,500
Turning Stone Casino Resort†	9.125%	9/15/2014	10,000	8,575,000
Wynn Las Vegas LLC/Capital Corp.	6.625%	12/1/2014	4,000	3,540,000
Total				212,569,300

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Gas Distribution 4.14%
El Paso Corp.	7.00%	6/15/2017	$26,275	$24,061,436
El Paso Corp.	7.25%	6/1/2018	14,200	13,181,647
El Paso Corp.	7.75%	1/15/2032	10,000	8,190,210
El Paso Corp.	8.25%	2/15/2016	10,000	9,775,000
El Paso Corp.	12.00%	12/12/2013	4,000	4,420,000
Ferrellgas Partners LP	6.75%	5/1/2014	15,950	13,876,500
Ferrellgas Partners LP	8.75%	6/15/2012	17,625	16,479,375
Inergy Finance LP	8.25%	3/1/2016	17,000	16,277,500
Inergy Finance LP†	8.75%	3/1/2015	4,950	4,863,375
MarkWest Energy Partners LP†	6.875%	11/1/2014	10,000	8,300,000
MarkWest Energy Partners LP	6.875%	11/1/2014	23,050	19,362,000
MarkWest Energy Partners LP	8.50%	7/15/2016	3,775	3,265,375
MarkWest Energy Partners LP	8.75%	4/15/2018	6,000	5,220,000
National Fuel Gas Co.	6.50%	4/15/2018	25,400	24,841,911
National Fuel Gas Co.	8.75%	5/1/2019	5,000	5,652,960
NorthernStar Natural Gas, Inc.	5.00%	5/15/2014	4,126	3,610,042
Northwest Pipeline GP	6.05%	6/15/2018	5,025	5,043,341
Northwest Pipeline GP	7.00%	6/15/2016	12,500	13,203,488
Panhandle Eastern Pipe Line Co.	7.00%	6/15/2018	7,600	7,727,596
Panhandle Eastern Pipe Line Co.	8.125%	6/1/2019	23,000	24,830,570
Plains All American Pipeline LP	8.75%	5/1/2019	1,300	1,477,670
Rockies Express Pipeline LLC†	6.25%	7/15/2013	6,000	6,045,360
Williams Cos., Inc. (The)	7.875%	9/1/2021	36,550	36,071,195
Williams Partners LP	7.25%	2/1/2017	20,000	18,275,660
Total				294,052,211
Health Services 4.98%
Alliance Imaging, Inc.	7.25%	12/15/2012	10,150	9,896,250
Apria Healthcare Group, Inc.†	11.25%	11/1/2014	10,250	9,942,500
Bausch & Lomb, Inc.	9.875%	11/1/2015	30,000	28,800,000
Bio-Rad Laboratories, Inc.	6.125%	12/15/2014	16,325	14,937,375
Bio-Rad Laboratories, Inc.†	8.00%	9/15/2016	10,000	9,925,000
Biomet, Inc.	10.00%	10/15/2017	22,000	22,495,000
Centene Corp.	7.25%	4/1/2014	15,000	13,837,500
Community Health Systems	8.875%	7/15/2015	35,000	34,475,000
DaVita, Inc.	7.25%	3/15/2015	15,000	14,175,000
Hanger Orthopedic Group, Inc.	10.25%	6/1/2014	12,950	13,435,625

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Health Services (continued)
HCA, Inc.	6.375%	1/15/2015	$22,500	$18,393,750
HCA, Inc.†	8.50%	4/15/2019	10,000	9,850,000
HCA, Inc.	9.125%	11/15/2014	33,500	33,248,750
HCA, Inc.†	9.875%	2/15/2017	12,000	12,180,000
Omnicare, Inc.	6.875%	12/15/2015	7,000	6,352,500
Select Medical Corp.	7.625%	2/1/2015	25,000	20,437,500
Tenet Healthcare Corp.†	8.875%	7/1/2019	6,850	6,918,500
Tenet Healthcare Corp.	9.25%	2/1/2015	15,000	13,800,000
United Surgical Partners, Inc.	8.875%	5/1/2017	21,500	19,672,500
Vanguard Health Holdings Co. II LLC	9.00%	10/1/2014	32,000	30,800,000
VWR Funding, Inc. PIK	10.25%	7/15/2015	13,225	10,513,875
Total				354,086,625
Hotels 1.67%
FelCor Lodging LP	9.00%	6/1/2011	17,000	15,045,000
Gaylord Entertainment Co.	6.75%	11/15/2014	9,600	7,224,000
Gaylord Entertainment Co.	8.00%	11/15/2013	37,500	32,156,250
Host Hotels & Resorts LP	6.375%	3/15/2015	15,000	13,050,000
Host Hotels & Resorts LP	7.00%	8/15/2012	22,000	21,340,000
Starwood Hotels & Resorts Worldwide, Inc.	6.25%	2/15/2013	9,350	8,702,391
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	6,600	5,668,489
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	5/1/2012	6,300	5,799,534
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	10,500	9,880,406
Total				118,866,070
Household & Leisure Products 0.49%
Mattel, Inc.	5.625%	3/15/2013	13,950	14,145,119
Whirlpool Corp.	8.60%	5/1/2014	20,000	20,920,500
Total				35,065,619
Integrated Energy 0.69%
Marathon Oil Corp.	7.50%	2/15/2019	25,000	27,333,600
Petrobras International Finance Co. (Brazil)(b)	5.875%	3/1/2018	20,000	19,758,240
VeraSun Energy Corp.(d)	9.375%	6/1/2017	17,150	2,079,437
Total				49,171,277

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Investments & Miscellaneous Financial Services 0.53%
General Electric Capital Corp.	4.80%	5/1/2013	$20,000	$20,039,080
Prudential Financial, Inc.	5.10%	9/20/2014	6,525	6,171,860
Prudential Financial, Inc.	5.15%	1/15/2013	2,875	2,792,240
ZFS Finance (USA) Trust V†	6.50%#	5/9/2037	12,000	8,880,000
Total				37,883,180
Leisure 0.31%
Speedway Motorsports, Inc.†	8.75%	6/1/2016	15,050	15,313,375
Universal City Development Partners Ltd.	11.75%	4/1/2010	7,175	6,852,125
Total				22,165,500
Machinery 1.05%
Baldor Electric Co.	8.625%	2/15/2017	38,500	35,805,000
Briggs & Stratton Corp.	8.875%	3/15/2011	10,000	10,212,500
Gardner Denver, Inc.	8.00%	5/1/2013	23,450	22,394,750
Roper Industries, Inc.	6.625%	8/15/2013	6,350	6,347,162
Total				74,759,412
Media: Broadcast 1.24%
Allbritton Communications Co.	7.75%	12/15/2012	60,000	46,650,000
CBS Corp.	8.875%	5/15/2019	19,325	18,864,659
ION Media Networks, Inc. PIK†(d)	8.381%#	1/15/2013	11,064	138,294
Lin TV Corp.	6.50%	5/15/2013	10,075	7,304,375
Sinclair Broadcast Group, Inc.	8.00%	3/15/2012	7,000	4,707,500
Univision Communications, Inc. PIK†	9.75%	3/15/2015	18,150	10,663,125
Total				88,327,953
Media: Cable 2.48%
CCH I LLC	11.75%	5/15/2014	33,000	371,250
CCH I LLC/CCH I Capital Corp.	11.00%	10/1/2015	70,250	8,781,250
CCH II LLC/CCH II Capital Corp.	10.25%	9/15/2010	5,000	5,300,000
CSC Holdings, Inc.†	8.625%	2/15/2019	25,000	24,437,500
DirecTV Holdings LLC	6.375%	6/15/2015	25,000	23,250,000
DirecTV Holdings LLC	8.375%	3/15/2013	15,000	15,112,500
Echostar DBS Corp.	7.125%	2/1/2016	26,000	24,375,000
Mediacom Broadband LLC	8.50%	10/15/2015	10,000	9,050,000
Mediacom Communications Corp.	9.50%	1/15/2013	42,500	40,693,750
Time Warner Cable, Inc.	7.50%	4/1/2014	13,500	14,886,463

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Media: Cable (continued)
Virgin Media Finance plc (United Kingdom)(b)	9.50%	8/15/2016	$10,000	$9,900,000
Total				176,157,713
Media: Diversified 0.07%
Grupo Televisa SA (Mexico)(b)	6.00%	5/15/2018	5,050	4,786,451
Media: Services 1.19%
Affinion Group, Inc.†	10.125%	10/15/2013	6,000	5,580,000
Affinion Group, Inc.	11.50%	10/15/2015	12,200	10,492,000
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	24,575	21,626,000
Interpublic Group of Cos., Inc. (The)†	10.00%	7/15/2017	11,475	11,618,437
Lamar Media Corp.	6.625%	8/15/2015	3,500	2,975,000
Nielsen Finance LLC/Nielsen Finance Co.†	11.50%	5/1/2016	2,750	2,688,125
WMG Acquisition Corp.	7.375%	4/15/2014	12,000	10,215,000
WMG Acquisition Corp.†	9.50%	6/15/2016	19,600	19,600,000
Total				84,794,562
Metals/Mining (Excluding Steel) 2.44%
Aleris International, Inc.(d)	10.00%	12/15/2016	14,175	372,094
Aleris International, Inc. PIK(d)	9.00%	12/15/2014	7,500	121,875
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2014	10,000	10,872,950
Barrick Gold Corp. (Canada)(b)	6.95%	4/1/2019	5,250	5,890,631
Foundation PA Coal Co.	7.25%	8/1/2014	11,000	10,835,000
Freeport-McMoRan Copper & Gold, Inc.	8.25%	4/1/2015	25,000	25,278,500
Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	27,500	27,745,245
Noranda Aluminum Acquisition Corp. PIK	5.413%#	5/15/2015	27,784	15,454,978
Peabody Energy Corp.	5.875%	4/15/2016	15,000	13,275,000
Peabody Energy Corp.	7.375%	11/1/2016	10,000	9,500,000
Teck Resources Ltd. (Canada)†(b)	9.75%	5/15/2014	10,750	11,136,957
Teck Resources Ltd. (Canada)†(b)	10.75%	5/15/2019	40,000	43,066,240
Total				173,549,470
Mortgage Banks & Thrifts 0.00%
Washington Mutual Bank(d)	6.875%	6/15/2011	22,500	28,125
Multi-Line Insurance 1.02%
AXA SA (France)†(b)	6.379%#	12/29/2049	11,225	7,201,444
Hub International Holdings, Inc.†	9.00%	12/15/2014	12,875	10,573,594
Marsh & McLennan Cos., Inc.	9.25%	4/15/2019	10,000	11,271,770

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Multi-Line Insurance (continued)
MetLife Capital Trust X†	9.25%#	4/8/2038	$18,500	$16,502,869
MetLife, Inc.	5.00%	6/15/2015	18,235	17,395,424
USI Holdings Corp.†	4.758%#	11/15/2014	15,000	9,825,000
Total				72,770,101
Non-Food & Drug Retailers 1.54%
Brookstone Co., Inc.	12.00%	10/15/2012	10,000	4,050,000
J.C. Penney Corp., Inc.	6.875%	10/15/2015	1,675	1,573,557
J.C. Penney Corp., Inc.	7.125%	11/15/2023	5,025	4,444,120
J.C. Penney Corp., Inc.	7.95%	4/1/2017	4,975	4,883,360
Limited Brands, Inc.	5.25%	11/1/2014	1,663	1,415,381
Limited Brands, Inc.	6.90%	7/15/2017	13,116	11,366,050
Limited Brands, Inc.†	8.50%	6/15/2019	7,000	6,717,585
Macy's Retail Holdings, Inc.	5.90%	12/1/2016	31,500	25,699,023
Macy's Retail Holdings, Inc.	6.375%	3/15/2037	12,900	8,792,279
Macy's Retail Holdings, Inc.	8.875%	7/15/2015	17,125	16,590,923
Nordstrom, Inc.	6.25%	1/15/2018	15,000	14,761,935
Toys 'R' Us, Inc.	7.625%	8/1/2011	10,000	9,300,000
Total				109,594,213
Oil Field Equipment & Services 1.67%
Bristow Group, Inc.	6.125%	6/15/2013	20,150	18,336,500
Bristow Group, Inc.	7.50%	9/15/2017	11,000	10,037,500
Cameron International Corp.	6.375%	7/15/2018	8,850	8,180,754
CGG Veritas (France)(b)	7.75%	5/15/2017	5,525	5,055,375
Complete Production Services, Inc.	8.00%	12/15/2016	20,000	17,200,000
Hornbeck Offshore Services, Inc. Series B	6.125%	12/1/2014	8,275	7,540,594
Key Energy Services, Inc.	8.375%	12/1/2014	9,200	8,165,000
Nabors Industries, Inc.	6.15%	2/15/2018	10,000	9,615,340
National Oilwell Varco, Inc.	6.125%	8/15/2015	15,000	14,296,215
Pride International, Inc.	7.375%	7/15/2014	20,000	19,950,000
Total				118,377,278
Oil Refining & Marketing 0.29%
Tesoro Corp.	6.25%	11/1/2012	9,375	8,953,125
Tesoro Corp.	9.75%	6/1/2019	12,000	11,910,000
Total				20,863,125

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Packaging 1.68%
Ball Corp.	6.625%	3/15/2018	$16,000	$14,680,000
Crown Americas LLC/Crown Americas Capital Corp. II†	7.625%	5/15/2017	15,000	14,550,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	47,770	40,843,350
Owens-Brockway Glass Container, Inc.†	7.375%	5/15/2016	15,000	14,625,000
Sealed Air Corp.†	7.875%	6/15/2017	12,250	12,158,370
Solo Cup Co.	8.50%	2/15/2014	15,400	12,705,000
Solo Cup Co.†	10.50%	11/1/2013	1,950	1,964,625
Vitro SA de CV (Mexico)(b)(d)	9.125%	2/1/2017	20,000	7,800,000
Total				119,326,345
Pharmaceuticals 1.05%
Abbott Laboratories	5.125%	4/1/2019	10,000	10,315,990
Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	9,500	9,666,250
Novartis Securities Investment Ltd.	5.125%	2/10/2019	10,000	10,250,180
Roche Holdings, Inc.†	5.00%	3/1/2014	15,500	16,228,314
Warner Chilcott Corp.	8.75%	2/1/2015	28,009	28,009,000
Total				74,469,734
Printing & Publishing 0.02%
Dex Media West	9.875%	8/15/2013	7,000	1,085,000
Property & Casualty 0.10%
Liberty Mutual Group, Inc.†	10.75%#	6/15/2058	10,000	7,212,050
Real Estate Investment Trusts 0.13%
ProLogis	5.625%	11/15/2016	12,000	9,237,348
Restaurants 0.51%
Denny's Corp./Denny's Holdings, Inc.	10.00%	10/1/2012	17,000	16,575,000
Wendy's/Arby's Restaurants LLC†	10.00%	7/15/2016	20,500	19,705,625
Total				36,280,625
Software/Services 1.67%
Ceridian Corp.	11.25%	11/15/2015	6,750	5,678,437
First Data Corp.	9.875%	9/24/2015	18,000	12,870,000
SERENA Software, Inc.	10.375%	3/15/2016	7,600	6,080,000
SunGard Data Systems, Inc.	9.125%	8/15/2013	40,300	38,285,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	27,000	25,076,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Software/Services (continued)
Syniverse Technologies, Inc.	7.75%	8/15/2013	$14,800	$13,986,000
Unisys Corp.	8.00%	10/15/2012	10,000	6,050,000
Vangent, Inc.	9.625%	2/15/2015	12,500	10,437,500
Total				118,463,187
Steel Producers/Products 0.43%
Algoma Acquisition Corp. (Canada)†(b)	9.875%	6/15/2015	13,250	7,486,250
Allegheny Ludlum Corp.	6.95%	12/15/2025	13,875	12,226,761
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	10,826,566
Total				30,539,577
Support: Services 2.27%
ARAMARK Corp.	4.528%#	2/1/2015	14,150	11,567,625
Ashtead Capital, Inc.†	9.00%	8/15/2016	14,000	11,935,000
Corrections Corp. of America	7.75%	6/1/2017	28,000	27,720,000
Education Management LLC/Education Management Finance Corp.	8.75%	6/1/2014	2,125	2,071,875
Expedia, Inc.†	8.50%	7/1/2016	12,775	12,327,875
FTI Consulting, Inc.	7.75%	10/1/2016	12,075	11,592,000
Hertz Corp. (The)	8.875%	1/1/2014	20,900	19,332,500
Hertz Corp. (The)	10.50%	1/1/2016	8,000	7,160,000
Iron Mountain, Inc.	7.75%	1/15/2015	8,600	8,299,000
Iron Mountain, Inc.	8.625%	4/1/2013	10,000	10,025,000
Rental Service Corp.	9.50%	12/1/2014	15,250	12,314,375
Rental Service Corp.†	10.00%	7/15/2017	7,350	7,359,187
United Rentals (North America), Inc.†	10.875%	6/15/2016	20,000	19,300,000
Total				161,004,437
Telecommunications: Fixed Line 0.17%
Valor Telecommunications Enterprises LLC	7.75%	2/15/2015	12,000	11,769,096
Telecommunications: Integrated/Services 4.30%
AT&T, Inc.	5.80%	2/15/2019	15,000	15,257,490
Cincinnati Bell, Inc.	8.375%	1/15/2014	59,075	54,939,750
Hellas II (Luxembourg)†(b)	6.881%#	1/15/2015	17,850	4,641,000
Hughes Network Systems LLC†	9.50%	4/15/2014	18,450	18,081,000
Hughes Network Systems LLC	9.50%	4/15/2014	11,500	11,270,000
Intelsat Ltd.	11.25%	6/15/2016	11,000	11,275,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2009

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Value
Telecommunications: Integrated/Services (continued)
MasTec, Inc.	7.625%	2/1/2017	$12,500	$10,890,625
Nordic Telephone Holdings Co. (Denmark)†(b)	8.875%	5/1/2016	39,000	37,830,000
Qwest Capital Funding, Inc.	7.90%	8/15/2010	82,650	83,063,250
Qwest Communications International, Inc.	7.25%	2/15/2011	30,000	29,250,000
Telemar Norte Leste SA (Brazil)†(b)	9.50%	4/23/2019	4,175	4,566,406
Windstream Corp.	7.00%	3/15/2019	28,000	24,500,000
Total				305,564,521
Telecommunications: Wireless 3.19%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	44,000	43,120,000
Centennial Communications Corp.	10.00%	1/1/2013	12,750	13,515,000
Centennial Communications Corp.	10.125%	6/15/2013	10,000	10,362,500
DigitalGlobe, Inc.†	10.50%	5/1/2014	33,250	34,580,000
IPCS, Inc. PIK	5.028%#	5/1/2014	4,700	3,125,500
MetroPCS Wireless, Inc.	9.25%	11/1/2014	35,000	34,956,250
Sprint Capital Corp.	6.90%	5/1/2019	43,000	35,797,500
Sprint Capital Corp.	8.375%	3/15/2012	20,000	19,800,000
Verizon Wireless Capital LLC†	5.55%	2/1/2014	10,000	10,626,990
Verizon Wireless Capital LLC†	8.50%	11/15/2018	7,500	8,978,235
Wind Acquisition Finance SA (Italy)†(b)	10.75%	12/1/2015	12,000	12,060,000
Total				226,921,975
Theaters & Entertainment 0.38%
AMC Entertainment, Inc.	8.00%	3/1/2014	18,000	15,435,000
Cinemark USA, Inc.†	8.625%	6/15/2019	11,825	11,736,313
Total				27,171,313
Total High Yield Corporate Bonds (cost $6,164,860,013)				5,500,300,645
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.13%
Crown Castle Towers LLC 2006-1A AFX† (cost $9,039,292)	5.245%	11/15/2036	9,810	9,417,600
			Shares (000)
NON-CONVERTIBLE PREFERRED STOCKS 0.14%
Agency 0.01%
Fannie Mae	Zero Coupon		481	645,076

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2009

Investments	Interest Rate	Shares (000)	Value
Consumer Products 0.13%
H.J. Heinz Co.†	8.00%	– (e)	$9,425,000
Total Non-Convertible Preferred Stocks (cost $22,089,804)			10,070,076
Total Long-Term Investments (cost $7,794,777,217)			6,967,528,912
		Principal Amount (000)
SHORT-TERM INVESTMENT 0.59%
Repurchase Agreement
Repurchase Agreement dated 6/30/2009, Zero Coupon due 7/1/2009 with State Street Bank & Trust Co. collateralized by $39,215,000 of Federal Home Loan Mortgage Corp. at 6.875% due 9/15/2010; value: $42,940,425; proceeds: $42,095,570 (cost $42,095,570)		$42,096	42,095,570
Total Investments in Securities 98.61% (cost $7,836,872,787)			7,009,624,482
Foreign Cash and Other Assets in Excess of Liabilities 1.39%			98,694,066
Net Assets 100.00%			$7,108,318,548

CAD  Canadian Dollar.

EUR  Euro Dollar.

ADR  American Depositary Receipt.

  ETF  Exchange Traded Fund.

  PIK  Payment-in-kind.

  *  Non-income producing security.

  **  Restricted security. The Fund acquired 1,597,250 shares in a private placement on June 11, 2009 for a cost of $29,948,438. The fair value per share on June 30, 2009 is $18.75.

  ~  Fair valued security.

  †  Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

  #  Variable rate security. The interest rate represents the rate at June 30, 2009.

  ^  Floating Rate Loans in which the Fund invests generally pay interest at rates that are periodically re-determined at a margin above the London Inter-Bank Offered Rate ("LIBOR") or the prime rate offered by major U.S. banks.

  ††  Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.

  (a)  On the maturity date, the issuer will redeem the notes at their accreted principal price, which will be equal to 125.66% of principal amount at issuance. The "accreted principal price" of the note will be equal to the principal amount of the note at issuance plus accretion on the principal amount at issuance beginning January 15, 2011.

  (b)  Foreign security traded in U.S. dollars.

  (c)  Investment in non-U.S. dollar denominated securities.

  (d)  Defaulted security.

  (e)  Amount represents less than 1,000 shares.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2009

ASSETS:
Investments in securities, at value (cost $7,836,872,787)	$7,009,624,482
Foreign cash, at value (cost $700,300)	706,783
Receivables:
Capital shares sold	188,409,329
Interest and dividends	129,756,907
Investment securities sold	8,886,427
Prepaid expenses and other assets	230,806
Total assets	7,337,614,734
LIABILITIES:
Payables:
Capital shares reacquired	169,623,525
Investment securities purchased	17,764,139
12b-1 distribution fees	4,468,355
Management fee	2,636,777
Directors' fees	1,061,265
Fund administration	234,680
To affiliate (See Note 3)	29,676
Distributions payable	31,841,094
Accrued expenses	1,636,675
Total liabilities	229,296,186
NET ASSETS	$7,108,318,548
COMPOSITION OF NET ASSETS:
Paid-in capital	$8,686,925,547
Distributions in excess of net investment income	(79,423,499)
Accumulated net realized loss on investments and foreign currency related transactions	(671,949,050)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(827,234,450)
Net Assets	$7,108,318,548

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2009

Net assets by class:
Class A Shares	$4,160,337,979
Class B Shares	$703,568,296
Class C Shares	$1,549,438,909
Class F Shares	$314,156,106
Class I Shares	$246,964,420
Class P Shares	$123,377,006
Class R2 Shares	$545,013
Class R3 Shares	$9,930,819
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	642,670,448
Class B Shares (500 million shares of common stock authorized, $.001 par value)	108,348,868
Class C Shares (600 million shares of common stock authorized, $.001 par value)	238,658,574
Class F Shares (300 million shares of common stock authorized, $.001 par value)	48,580,825
Class I Shares (300 million shares of common stock authorized, $.001 par value)	38,319,071
Class P Shares (160 million shares of common stock authorized, $.001 par value)	18,692,273
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	84,182
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	1,535,110
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$6.47
Class A Shares–Maximum offering price
(Net asset value plus sales charge of 4.75%)	$6.79
Class B Shares–Net asset value	$6.49
Class C Shares–Net asset value	$6.49
Class F Shares–Net asset value	$6.47
Class I Shares–Net asset value	$6.44
Class P Shares–Net asset value	$6.60
Class R2 Shares–Net asset value	$6.47
Class R3 Shares–Net asset value	$6.47

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2009

Investment income:
Dividends	$13,608,192
Interest and other	239,414,016
Total investment income	253,022,208
Expenses:
Management fee	13,903,654
12b-1 distribution plan–Class A	6,447,175
12b-1 distribution plan–Class B	3,373,812
12b-1 distribution plan–Class C	6,298,716
12b-1 distribution plan–Class F	83,806
12b-1 distribution plan–Class P	246,068
12b-1 distribution plan–Class R2	1,349
12b-1 distribution plan–Class R3	17,237
Shareholder servicing	4,016,334
Fund administration	1,224,861
Reports to shareholders	367,649
Subsidy (See Note 3)	197,866
Registration	139,717
Directors' fees	97,926
Professional	50,464
Custody	43,003
Other	85,732
Gross expenses	36,595,369
Expense reductions (See Note 7)	(11,476)
Net expenses	36,583,893
Net investment income	216,438,315
Net realized and unrealized gain (loss):
Net realized loss on investments and foreign currency related transactions	(176,970,240)
Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	879,502,611
Net realized and unrealized gain	702,532,371
Net Increase in Net Assets Resulting From Operations	$918,970,686

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2009 (unaudited)	For the Year Ended December 31, 2008
Operations:
Net investment income	$216,438,315	$419,613,323
Net realized loss on investments, credit default swap agreements and foreign currency related transactions	(176,970,240)	(115,983,108)
Net change in unrealized appreciation/depreciation on investments, credit default swap agreements and translation of assets and liabilities denominated in foreign currencies	879,502,611	(1,725,819,765)
Net increase (decrease) in net assets resulting from operations	918,970,686	(1,422,189,550)
Distributions to shareholders from:
Net investment income
Class A	(172,637,983)	(294,255,527)
Class B	(28,761,572)	(58,353,843)
Class C	(53,775,408)	(79,422,542)
Class F	(7,544,652)	(1,065,894)
Class I	(10,463,295)	(18,721,315)
Class P	(4,944,241)	(8,229,674)
Class R2	(20,048)	(31,103)
Class R3	(319,232)	(199,081)
Total distributions to shareholders	(278,466,431)	(460,278,979)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	1,817,118,568	1,230,615,749
Reinvestment of distributions	188,952,600	354,653,059
Cost of shares reacquired	(878,499,871)	(1,656,541,163)
Net increase (decrease) in net assets resulting from capital share transactions	1,127,571,297	(71,272,355)
Net increase (decrease) in net assets	1,768,075,552	(1,953,740,884)
NET ASSETS:
Beginning of period	$5,340,242,996	$7,293,983,880
End of period	$7,108,318,548	$5,340,242,996
Distributions in excess of net investment income	$(79,423,499)	$(17,395,383)

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$5.86		$7.92	$8.02	$7.80	$8.20	$8.06
Investment operations:
Net investment income(a)	.22		.47	.46	.43	.43	.46
Net realized and unrealized gain (loss)	.67		(2.01)	(.04)	.31	(.31)	.20
Total from investment operations	.89		(1.54)	.42	.74	.12	.66
Distributions to shareholders from:
Net investment income	(.28)		(.52)	(.52)	(.52)	(.52)	(.52)
Net asset value, end of period	$6.47		$5.86	$7.92	$8.02	$7.80	$8.20
Total Return(b)	15.46	%(c)	(20.26)%	5.34%	9.87%	1.56%	8.56%
Ratios to Average Net Assets:
Expenses, including expense reductions	.50	%(c)	1.00%	.99%	.99%	.99%	.99%
Expenses, excluding expense reductions	.50	%(c)	1.00%	.99%	.99%	1.00%	.99%
Net investment income	3.59	%(c)	6.63%	5.73%	5.54%	5.45%	5.71%
Supplemental Data:
Net assets, end of period (000)	$4,160,338		$3,316,663	$4,526,753	$4,731,545	$4,815,148	$5,093,236
Portfolio turnover rate	22.10	%(c)	29.01%	40.08%	32.40%	46.63%	42.02%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$5.87		$7.93	$8.03	$7.80	$8.20	$8.06
Investment operations:
Net investment income(a)	.20		.43	.41	.38	.38	.41
Net realized and unrealized gain (loss)	.68		(2.02)	(.04)	.32	(.31)	.20
Total from investment operations	.88		(1.59)	.37	.70	.07	.61
Distributions to shareholders from:
Net investment income	(.26)		(.47)	(.47)	(.47)	(.47)	(.47)
Net asset value, end of period	$6.49		$5.87	$7.93	$8.03	$7.80	$8.20
Total Return(b)	15.14	%(c)	(20.82)%	4.63%	9.26%	.88%	7.86%
Ratios to Average Net Assets:
Expenses, including expense reductions	.82	%(c)	1.65%	1.64%	1.64%	1.64%	1.64%
Expenses, excluding expense reductions	.82	%(c)	1.65%	1.64%	1.64%	1.64%	1.64%
Net investment income	3.28	%(c)	5.95%	5.08%	4.88%	4.80%	5.07%
Supplemental Data:
Net assets, end of period (000)	$703,568		$660,920	$1,061,150	$1,269,914	$1,473,891	$1,803,609
Portfolio turnover rate	22.10	%(c)	29.01%	40.08%	32.40%	46.63%	42.02%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$5.87		$7.94	$8.03	$7.81	$8.21	$8.07
Investment operations:
Net investment income(a)	.20		.43	.41	.38	.38	.41
Net realized and unrealized gain (loss)	.68		(2.03)	(.03)	.31	(.31)	.20
Total from investment operations	.88		(1.60)	.38	.69	.07	.61
Distributions to shareholders from:
Net investment income	(.26)		(.47)	(.47)	(.47)	(.47)	(.47)
Net asset value, end of period	$6.49		$5.87	$7.94	$8.03	$7.81	$8.21
Total Return(b)	15.18	%(c)	(20.90)%	4.77%	9.13%	.89%	7.86%
Ratios to Average Net Assets:
Expenses, including expense reductions	.82	%(c)	1.65%	1.64%	1.64%	1.64%	1.64%
Expenses, excluding expense reductions	.82	%(c)	1.65%	1.64%	1.64%	1.64%	1.64%
Net investment income	3.26	%(c)	5.98%	5.08%	4.88%	4.80%	5.07%
Supplemental Data:
Net assets, end of period (000)	$1,549,439		$1,018,175	$1,322,738	$1,312,440	$1,423,141	$1,703,329
Portfolio turnover rate	22.10	%(c)	29.01%	40.08%	32.40%	46.63%	42.02%

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class F Shares
	Six Months Ended 6/30/2009 (unaudited)		Year Ended 12/31/2008	9/7/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$5.85		$7.92	$7.92
Investment operations:
Net investment income(b)				.00	(c)
Net realized and unrealized gain				.03
Total from investment operations				.03
Net asset value on SEC Effective Date, 9/14/2007				$7.95
Investment operations:
Net investment income(b)	.22		.49	.15
Net realized and unrealized gain (loss)	.69		(2.02)	(.04)
Total from investment operations	.91		(1.53)	.11
Distributions to shareholders from:
Net investment income	(.29)		(.54)	(.14)
Net asset value, end of period	$6.47		$5.85	$7.92
Total Return(d)				.38	%(e)(f)
Total Return(d)	15.85	%(e)	(20.17)%	1.31	%(e)(g)
Ratios to Average Net Assets:
Expenses, including expense reductions	.37	%(e)	.75%	.25	%(e)
Expenses, excluding expense reductions	.37	%(e)	.75%	.25	%(e)
Net investment income	3.63	%(e)	7.44%	1.87	%(e)
Supplemental Data:
Net assets, end of period (000)	$314,156		$35,771	$10
Portfolio turnover rate	22.10	%(e)	29.01%	40.08%

(a) Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Total return for the period 9/7/2007 through 9/14/2007.

(g) Total return for the period 9/14/2007 through 12/31/2007.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class I Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$5.83		$7.90	$8.00	$7.78	$8.18	$8.04
Investment operations:
Net investment income(a)	.23		.50	.49	.46	.46	.48
Net realized and unrealized gain (loss)	.68		(2.02)	(.04)	.31	(.31)	.21
Total from investment operations	.91		(1.52)	.45	.77	.15	.69
Distributions to shareholders from:
Net investment income	(.30)		(.55)	(.55)	(.55)	(.55)	(.55)
Net asset value, end of period	$6.44		$5.83	$7.90	$8.00	$7.78	$8.18
Total Return(b)	15.77	%(c)	(20.14)%	5.72%	10.29%	1.93%	8.97%
Ratios to Average Net Assets:
Expenses, including expense reductions	.33	%(c)	.65%	.64%	.64%	.64%	.64%
Expenses, excluding expense reductions	.33	%(c)	.65%	.64%	.64%	.64%	.64%
Net investment income	3.76	%(c)	6.98%	6.07%	5.89%	5.80%	6.07%
Supplemental Data:
Net assets, end of period (000)	$246,964		$203,843	$262,929	$342,363	$304,725	$284,627
Portfolio turnover rate	22.10	%(c)	29.01%	40.08%	32.40%	46.63%	42.02%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class P Shares
	Six Months Ended 6/30/2009		Year Ended 12/31
	(unaudited)		2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$5.97		$8.06	$8.15	$7.91	$8.31	$8.17
Investment operations:
Net investment income(a)	.22		.47	.46	.43	.43	.45
Net realized and unrealized gain (loss)	.69		(2.05)	(.04)	.32	(.32)	.20
Total from investment operations	.91		(1.58)	.42	.75	.11	.65
Distributions to shareholders from:
Net investment income	(.28)		(.51)	(.51)	(.51)	(.51)	(.51)
Net asset value, end of period	$6.60		$5.97	$8.06	$8.15	$7.91	$8.31
Total Return(b)	15.63	%(c)	(20.50)%	5.27%	9.86%	1.45%	8.37%
Ratios to Average Net Assets:
Expenses, including expense reductions	.55	%(c)	1.10%	1.09%	1.09%	1.09%	1.09%
Expenses, excluding expense reductions	.55	%(c)	1.10%	1.09%	1.09%	1.09%	1.09%
Net investment income	3.55	%(c)	6.55%	5.64%	5.43%	5.35%	5.62%
Supplemental Data:
Net assets, end of period (000)	$123,377		$99,134	$120,343	$106,734	$134,592	$113,216
Portfolio turnover rate	22.10	%(c)	29.01%	40.08%	32.40%	46.63%	42.02%

(a) Calculated using average shares outstanding during the period.

(b) Total return assumes the reinvestment of all distributions.

(c) Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class R2 Shares
	Six Months Ended 6/30/2009 (unaudited)		Year Ended 12/31/2008	9/7/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$5.86		$7.92	$7.92
Investment operations:
Net investment income(b)				.00	(c)
Net realized and unrealized gain				.03
Total from investment operations				.03
Net asset value on SEC Effective Date, 9/14/2007				$7.95
Investment operations:
Net investment income(b)	.21		.46	.14
Net realized and unrealized gain (loss)	.67		(2.02)	(.05)
Total from investment operations	.88		(1.56)	.09
Distributions to shareholders from:
Net investment income	(.27)		(.50)	(.12)
Net asset value, end of period	$6.47		$5.86	$7.92
Total Return(d)				.38	%(e)(f)
Total Return(d)	15.48	%(e)	(20.61)%	1.18	%(e)(g)
Ratios to Average Net Assets:
Expenses, including expense reductions	.62	%(e)	1.24%	.39	%(e)
Expenses, excluding expense reductions	.62	%(e)	1.24%	.39	%(e)
Net investment income	3.47	%(e)	6.44%	1.72	%(e)
Supplemental Data:
Net assets, end of period (000)	$545		$338	$46
Portfolio turnover rate	22.10	%(e)	29.01%	40.08%

(a) Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Total return for the period 9/7/2007 through 9/14/2007.

(g) Total return for the period 9/14/2007 through 12/31/2007.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class R3 Shares
	Six Months Ended 6/30/2009 (unaudited)		Year Ended 12/31/2008	9/7/2007(a) to 12/31/2007
Per Share Operating Performance
Net asset value, beginning of period	$5.85		$7.92	$7.92
Investment operations:
Net investment income(b)				.00	(c)
Net realized and unrealized gain				.03
Total from investment operations				.03
Net asset value on SEC Effective Date, 9/14/2007				$7.95
Investment operations:
Net investment income(b)	.21		.47	.14
Net realized and unrealized gain (loss)	.69		(2.03)	(.04)
Total from investment operations	.90		(1.56)	.10
Distributions to shareholders from:
Net investment income	(.28)		(.51)	(.13)
Net asset value, end of period	$6.47		$5.85	$7.92
Total Return(d)				.38	%(e)(f)
Total Return(d)	15.60	%(e)	(20.52)%	1.21	%(e)(g)
Ratios to Average Net Assets:
Expenses, including expense reductions	.57	%(e)	1.15%	.35	%(e)
Expenses, excluding expense reductions	.57	%(e)	1.15%	.35	%(e)
Net investment income	3.50	%(e)	7.01%	1.77	%(e)
Supplemental Data:
Net assets, end of period (000)	$9,931		$5,399	$14
Portfolio turnover rate	22.10	%(e)	29.01%	40.08%

(a) Commencement of investment operations was 9/7/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.

(b) Calculated using average shares outstanding during the period.

(c) Amount is less than $.01.

(d) Total return assumes the reinvestment of all distributions.

(e) Not annualized.

(f) Total return for the period 9/7/2007 through 9/14/2007.

(g) Total return for the period 9/14/2007 through 12/31/2007.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers eight classes of shares: Class A, B, C, F, I, P, R2 and R3, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge ("CDSC") as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund's Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Fund's prospectus.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Loans are valued at the average of bid and asked quotations from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the

Notes to Financial Statements (unaudited)(continued)

Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)  Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country's tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended December 31, 2005 through December 31, 2008. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)  Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Fund's 12b-1 Distribution Plan.

(f)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund's Statement of Operations. The resultant exchange gains and losses upon settlement are included in Net realized loss on investments and foreign currency related transactions on the Fund's Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)  When-Issued or Forward Transactions–The Fund may purchase securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or

Notes to Financial Statements (unaudited)(continued)

U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)  Structured Securities–The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the "Reference"), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity.

(j)  Disclosures About Credit Derivatives–The Fund adopted Financial Accounting Standards Board ("FASB") Staff Position No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161 (the "FSP") effective December 31, 2008. The FSP amends FASB Statement No. 133 ("SFAS 133"), Accounting for Derivative Instruments and Hedging Activities, to require disclosures by sellers of credit derivatives, including credit derivatives embedded in hybrid instruments. A credit derivative is a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specific entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to the potential loss from credit-risk related events specified in the contract. As of June 30, 2009, the Fund had no outstanding credit derivatives.

Credit Default Swaps

The Fund may enter into credit default swap contracts ("swaps") for investment purposes to hedge credit risk or for speculative purposes. As a seller of a credit default swap contract, the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from

Notes to Financial Statements (unaudited)(continued)

the counterparty a periodic stream of payments over the term of the contract provided that no event of default occurs. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and recorded as a realized gain.

The Fund may also purchase swaps in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred. Such periodic payments are accrued daily and recorded as a realized loss.

Swaps are marked to market daily based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to an agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there may be unfavorable changes in net interest rates.

(k)  Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the "Borrower") in a specified amount, at a specified rate and within a

Notes to Financial Statements (unaudited)(continued)

specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the "Agent") for a group of loan investors ("Loan Investors"). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate ("LIBOR").

The loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower ("Intermediate Participants"). In the event that the Borrower, selling participant or Intermediate Participants becomes insolvent or enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. These unfunded amounts are recorded in memorandum accounts. As of June 30, 2009, the Fund had no unfunded loan commitments.

(l)  Fair Value Measurements–In accordance with FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

Notes to Financial Statements (unaudited)(continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at value:

Investment Type	Level 1	Level 2	Level 3	Total
Common Stocks	$247,142,917	$-	$29,948,438	$277,091,355
Convertible Bonds	-	576,391,144	-	576,391,144
Convertible Preferred Stocks	125,994,600	83,701,750	-	209,696,350
Floating Rate Loans	-	154,867,081	-	154,867,081
Foreign Bonds	-	37,041,853	-	37,041,853
Government Sponsored Enterprises Bonds	-	51,300,875	-	51,300,875
Government Sponsored Enterprises Pass-Throughs	-	141,351,933	-	141,351,933
High Yield Corporate Bonds	-	5,500,300,645	-	5,500,300,645
Non-Agency Commercial Mortgage- Backed Securities	-	9,417,600	-	9,417,600
Non-Convertible Preferred Stocks	645,076	9,425,000	-	10,070,076
Repurchase Agreement	-	42,095,570	-	42,095,570
Total	$373,782,593	$6,605,893,451	$29,948,438	$7,009,624,482

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Balance as of January 1, 2009	Accrued discounts/ premiums	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net purchase (sales)	Net transfers in or out of Level 3	Balance as of June 30, 2009
Common Stock	$-	$-	$-	$-	$29,948,438	$-	$29,948,438

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on the Fund's average daily net assets at the following annual rates:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2009, the effective management fee paid to Lord Abbett was at an annualized rate of .45% of the Fund's average daily net assets.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

Notes to Financial Statements (unaudited)(continued)

The Fund, along with certain other funds managed by Lord Abbett (the "Underlying Funds") has entered into a Servicing Arrangement with Lord Abbett Balanced Strategy Fund of Lord Abbett Investment Trust (the "Balanced Strategy Fund") and Lord Abbett Diversified Income Strategy Fund of Lord Abbett Investment Trust (the "Diversified Income Strategy Fund"), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Balanced Strategy Fund and Diversified Income Strategy Fund in proportion to the average daily value of Underlying Fund shares owned by Balanced Strategy Fund and Diversified Income Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on the Fund's Statement of Operations and Payable to affiliates on the Fund's Statement of Assets and Liabilities.

As of June 30, 2009, the percentages of the Fund's outstanding shares owned by Balanced Strategy Fund and Diversified Income Strategy Fund were 2.08% and 0.21%, respectively.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to its Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the "Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fees*	Class A		Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25	%(1)	.25%	.25%	-	.20%	.25%	.25%
Distribution	.10%		.75%	.75%	.10%	.25%	.35%	.25%

*  The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. ("FINRA") sales charge limitations.

(1) Annual service fee on shares sold prior to June 1, 1990 is .15% of the average net asset value.

Class I does not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2009:

Distributor Commissions	Dealers' Concessions
$2,398,237	$12,356,093

Distributor received CDSCs of $17,505 and $134,271 for Class A and Class C shares, respectively, for the six months ended June 30, 2009.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Prior to May 8, 2009, dividends from net investment income, if any, were declared and paid monthly. Effective May 8, 2009, dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is

Notes to Financial Statements (unaudited)(continued)

determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2009 and the fiscal year ended December 31, 2008 was as follows:

	Six Months Ended 6/30/2009 (unaudited)	Year Ended 12/31/2008
Distributions paid from:
Ordinary income	$278,466,431	$460,278,979
Total distributions paid	$278,466,431	$460,278,979

As of December 31, 2008, the capital loss carryforwards, along with the related expiration dates, were as follows:

2009	2010	2016	Total
$25,484,842	$303,185,812	$19,692,828	$348,363,482

As of June 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$7,904,781,001
Gross unrealized gain	140,105,991
Gross unrealized loss	(1,035,262,510)
Net unrealized security loss	$(895,156,519)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales, amortization and certain securities.

5. PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2009 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$273,153,132	$2,363,002,962	$771,762,343	$537,119,601

* Includes U.S. Government sponsored enterprises securities.

6. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of

Notes to Financial Statements (unaudited)(continued)

a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7. EXPENSE REDUCTIONS

The Fund has entered into an arrangement with the Fund's transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8. LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility ("Facility") from State Street Bank and Trust Company ("SSB") to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 5, 2008, the amount available under the Facility was changed from $250,000,000 to $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .08% of the amount available under the Facility to .125%. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of June 30, 2009, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2009.

9. CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

10. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called "lower-rated bonds" or "junk bonds"), in which the Fund may invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When

Notes to Financial Statements (unaudited)(continued)

interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they commonly are not guaranteed by the U.S. Government.

The Fund may invest up to 5% of its net assets in structured securities. The Fund typically may use these securities as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate or currency risk. Structured securities may present additional risks that are different from those associated with a direct investment in fixed-income or equity securities; they may be volatile, less liquid and more difficult to price accurately and subject to additional credit risks. Changes in the value of structured securities may not correlate perfectly with the underlying asset, rate or index. The Fund that invests in structured securities could lose more than the principal amount invested.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities which may present market liquidity, currency, political, information, and other risks.

Swap contracts are bi-lateral agreements between the Fund and its counterparty, each party is exposed to the risk of default by the other. In addition, they may involve a small investment of cash compared to the risk assumed with the result that small changes may produce disproportionate and substantial gains or losses to the Fund.

The Fund may invest up to 10% of its net assets in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities.

These factors can affect the Fund's performance.

Notes to Financial Statements (unaudited)(continued)

11. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2009 (unaudited)		Year Ended December 31, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	149,331,562	$905,481,597	109,646,315	$744,343,221
Converted from Class B*	9,014,126	53,323,362	5,620,079	39,042,700
Reinvestment of distributions	21,004,281	126,926,705	34,387,494	244,159,569
Shares reacquired	(102,989,093)	(619,079,031)	(154,551,810)	(1,073,192,933)
Increase (decrease)	76,360,876	$466,652,633	(4,897,922)	$(45,647,443)
Class B Shares
Shares sold	12,342,081	$75,031,395	9,546,559	$66,698,400
Reinvestment of distributions	3,003,602	18,177,847	5,632,063	40,157,969
Shares reacquired	(10,612,340)	(66,045,325)	(30,703,071)	(214,561,299)
Converted to Class A*	(8,989,865)	(53,323,362)	(5,607,787)	(39,042,700)
Decrease	(4,256,522)	$(26,159,445)	(21,132,236)	$(146,747,630)
Class C Shares
Shares sold	76,469,247	$465,956,704	41,181,380	$280,863,445
Reinvestment of distributions	4,636,746	28,140,919	6,285,390	44,581,210
Shares reacquired	(15,892,895)	(96,644,558)	(40,652,545)	(278,733,756)
Increase	65,213,098	$397,453,065	6,814,225	$46,710,899
Class F Shares
Shares sold	47,475,839	$282,381,413	6,645,169	$45,276,121
Reinvestment of distributions	458,970	2,799,460	117,800	771,173
Shares reacquired	(5,465,601)	(33,564,535)	(652,638)	(4,232,437)
Increase	42,469,208	$251,616,338	6,110,331	$41,814,857
Class I Shares
Shares sold	9,891,045	$59,764,122	7,237,694	$49,857,855
Reinvestment of distributions	1,396,665	8,414,483	2,389,642	16,904,272
Shares reacquired	(7,906,432)	(46,818,266)	(7,973,146)	(54,293,156)
Increase	3,381,278	$21,360,339	1,654,190	$12,468,971
Class P Shares
Shares sold	3,695,093	$22,729,962	4,875,884	$35,656,446
Reinvestment of distributions	686,605	4,228,724	1,095,307	7,883,180
Shares reacquired	(2,307,334)	(14,248,892)	(4,280,967)	(30,336,847)
Increase	2,074,364	$12,709,794	1,690,224	$13,202,779
Class R2 Shares
Shares sold	28,829	$173,710	107,436	$795,121
Reinvestment of distributions	672	4,073	1,036	7,286
Shares reacquired	(2,977)	(17,471)	(56,651)	(353,824)
Increase	26,524	$160,312	51,821	$448,583
Class R3 Shares
Shares sold	915,597	$5,599,665	1,021,770	$7,125,140
Reinvestment of distributions	43,011	260,389	28,521	188,400
Shares reacquired	(345,710)	(2,081,793)	(129,866)	(836,911)
Increase	612,898	$3,778,261	920,425	$6,476,629

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(concluded)

12. SUBSEQUENT EVENTS

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165, Subsequent Events, adopted by the Fund as of June 30, 2009, management has evaluated subsequent events existing in the Fund's financial statements through August 28, 2009. Management has determined that there were no material subsequent events that would require recognition or disclosure in the Fund's financial statements through this date.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Bond-Debenture Fund, Inc.

LABD-3-0609
(08/09)

Item 2:            Code of Ethics.

Not applicable.

Item 3:            Audit Committee Financial Expert.

Not applicable.

Item 4:            Principal Accountant Fees and Services.

Not applicable.

Item 5:            Audit Committee of Listed Registrants.

Not applicable.

Item 6:            Investments.

Not applicable.

Item 7:            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:            Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:            Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:          Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:          Controls and Procedures.

(a)     Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:          Exhibits.

(a)(1)      Amendments to Code of Ethics – Not applicable.

(a)(2)      Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)      Not applicable.

(b)           Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 25, 2009